Expense Example	Prospectus #1 Calvert Income Fund Class A 1 Year	Prospectus #1 Calvert Income Fund Class A 3 Years	Prospectus #1 Calvert Income Fund Class A 5 Years	Prospectus #1 Calvert Income Fund Class A 10 Years	Prospectus #1 Calvert Income Fund Class C 1 Year	Prospectus #1 Calvert Income Fund Class C 3 Years	Prospectus #1 Calvert Income Fund Class C 5 Years	Prospectus #1 Calvert Income Fund Class C 10 Years	Prospectus #1 Calvert Income Fund Class I 1 Year	Prospectus #1 Calvert Income Fund Class I 3 Years	Prospectus #1 Calvert Income Fund Class I 5 Years	Prospectus #1 Calvert Income Fund Class I 10 Years	Prospectus #1 Calvert Income Fund Class R6 1 Year	Prospectus #1 Calvert Income Fund Class R6 3 Years	Prospectus #1 Calvert Income Fund Class R6 5 Years	Prospectus #1 Calvert Income Fund Class R6 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class A 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class A 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class A 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class A 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class C 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class C 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class C 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class C 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class I 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class I 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class I 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class I 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class R6 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 10 Years	Prospectus #1 Calvert Core Bond Fund Class A 1 Year	Prospectus #1 Calvert Core Bond Fund Class A 3 Years	Prospectus #1 Calvert Core Bond Fund Class A 5 Years	Prospectus #1 Calvert Core Bond Fund Class A 10 Years	Prospectus #1 Calvert Core Bond Fund Class I 1 Year	Prospectus #1 Calvert Core Bond Fund Class I 3 Years	Prospectus #1 Calvert Core Bond Fund Class I 5 Years	Prospectus #1 Calvert Core Bond Fund Class I 10 Years	Prospectus #1 Calvert Core Bond Fund Class R6 1 Year	Prospectus #1 Calvert Core Bond Fund Class R6 3 Years	Prospectus #1 Calvert Core Bond Fund Class R6 5 Years	Prospectus #1 Calvert Core Bond Fund Class R6 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class A 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class A 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class A 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class A 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class C 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class C 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class C 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class C 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class I 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class I 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class I 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class I 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class R6 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 10 Years	Prospectus #1 Calvert Mortgage Access Fund Class A 1 Year	Prospectus #1 Calvert Mortgage Access Fund Class A 3 Years	Prospectus #1 Calvert Mortgage Access Fund Class A 5 Years	Prospectus #1 Calvert Mortgage Access Fund Class A 10 Years	Prospectus #1 Calvert Mortgage Access Fund Class C 1 Year	Prospectus #1 Calvert Mortgage Access Fund Class C 3 Years	Prospectus #1 Calvert Mortgage Access Fund Class C 5 Years	Prospectus #1 Calvert Mortgage Access Fund Class C 10 Years	Prospectus #1 Calvert Mortgage Access Fund Class I 1 Year	Prospectus #1 Calvert Mortgage Access Fund Class I 3 Years	Prospectus #1 Calvert Mortgage Access Fund Class I 5 Years	Prospectus #1 Calvert Mortgage Access Fund Class I 10 Years	Prospectus #1 Calvert Mortgage Access Fund Class R6 1 Year	Prospectus #1 Calvert Mortgage Access Fund Class R6 3 Years	Prospectus #1 Calvert Mortgage Access Fund Class R6 5 Years	Prospectus #1 Calvert Mortgage Access Fund Class R6 10 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 1 Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 5 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 10 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 1 Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 5 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 10 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 1 Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 5 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 10 Years
USD ($)	419	618	833	1,453	273	536	923	1,810	72	224	390	871	65	205	357	798	301	464	641	1,153	254	479	826	1,605	52	165	288	648	46	144	252	567	398	573	762	1,309	50	177	315	717	47	167	298	681	426	641	874	1,543	280	559	964	1,896	79	248	432	965	70	221	384	859	479	838	1,222	2,296	334	758	1,309	2,628	133	453	796	1,764	133	453	796	1,764	74	239	418	939	48	160	281	637	44	147	259	588